Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (5,482,793)	$ (2,971,324)	$ (5,845,053)	$ (1,058,039)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	(76,013)	342,583
Depreciation expense			1,970
Amortization expense			589,489
Stock-based compensation expense	593,116	1,420,451	1,329,643	698,587
Stock-based compensation - restricted common stock	33,333
Interest and accretion	74,410
Issuance of common stock for services			237,500
Debt forgiven and included in operations				30,000
Issuance of warrants for services		253,749	253,749
Change in fair value of contingent liabilities	(472,000)
Change in operating assets and liabilities:
Accounts receivable	(55,706)	(93,010)	(40,585)
Prepaid expense	38,057	(62,487)	307,983	20,000
Inventory	40,950	21,500	127,129
Deposits			(30,000)
Accounts payable and accrued expenses	721,078	140,233	(155,661)	197,438
Due to related parties	272,530
Net cash used in operating activities	(4,313,038)	(948,305)	(3,223,836)	(112,014)
Cash flows used in investing activities:
Purchase of intangible assets		(130,333)	(148,656)	(13,000)
Net cash used in investing activities		(130,333)	(148,656)	(13,000)
Cash flows from financing activities:
Proceeds from promissory notes due to related parties	366,000
Proceeds from convertible notes, net of issuance cost	1,060,949
Issuance of common stock for cash, net of offering costs		6,275,064	6,275,164	125,000
Net cash provided by financing activities	1,426,949	6,275,064	6,275,164	125,000
Net change in cash	(2,886,089)	5,196,426	2,902,672	(14)
Cash at beginning of year	2,902,762	90	90	104
Cash at end of year	16,673	5,196,516	2,902,762	90
Non-cash investing and financing activities:
Derivative liabilities	391,648
Contingent liabilities	9,926,000
Warrants issued in connection with convertible notes	571,807
Issuance of common stock in lieu of payables		261,453
Issuance of common stock in connection with business combination		12,500,000
Issuance of warrants in connection with business combination		$ 1,932,300
Supplemental disclosure of cash flow information:
Cash paid for interest			45,449
Cash paid for taxes
Non-cash investing and financing activities:
Issuance of common stock in lieu of payables			261,453
Issuance of common stock in connection with business combination			12,500,000
Issuance of warrants in connection with business combination			1,932,300
Initial adoption of ROU asset and lease liability			$ 1,317,830